UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2008 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2008 (unaudited)

COMMON STOCKS—86.72%

Shares		Value

SINGAPORE—86.72%
Banks—22.49%
2,363,000	Oversea-Chinese Banking Corp. Ltd.	14,552,959
1,259,000	United Overseas Bank Ltd.	17,917,387
		32,470,346

Building Materials—1.35%
1,658,000	Hong Leong Asia Ltd.	1,950,161

Coal Mining—0.70%
500,000	Straits Asia Resources Ltd.	1,015,488

Commercial Services—0.77%
489,000	SIA Engineering Co. Ltd.†	1,111,039

Conglomerate—1.91%
1,750,000	Noble Group Ltd.	2,761,543

Diversified Financial—0.97%
280,000	Singapore Exchange Ltd.	1,395,091

Electrical Products & Computers—2.19%
4,290,000	CSE Global Ltd.	3,165,473

Food, Beverage, Tobacco—2.76%
1,110,000	Indofood Agri Resources Ltd.*	1,459,673
1,521,500	Olam International Ltd.	2,523,235
		3,982,908

Health & Personal Care—1.12%
500,000	Wilmar International Ltd.	1,610,900

Industrial—0.95%
678,000	Singapore Technologies Engineering Ltd.†	1,377,002

Machinery—0.16%
200,000	Tat Hong Holdings Ltd.	230,859

Oil & Gas Extraction—2.87%
890,000	Singapore Petroleum Co. Ltd.†	4,141,803

Property Development—9.95%
1,453,000	Capitaland Ltd.†	6,050,628
1,332,000	Hongkong Land Holdings, Ltd.	5,501,160
1,662,000	Pan Hong Property Group Ltd.	485,681
1,661,000	Yanlord Land Group Ltd.	2,329,866
		14,367,335

Real Estate Investment Trust—6.16%
2,286,000	Ascendas Real Estate Investment Trust	3,841,175
2,195,000	CDL Hospitality Trusts	2,293,140
525,000	Frasers Centerpoint Trust Ltd.	475,599
2,018,000	Suntec Real Estate Investment Trust	2,285,140
		8,895,054

Shipyards—11.01%
1,451,000	Keppel Corp. Ltd.†	11,300,161
1,500,000	Sembcorp Marine Ltd.†	4,591,613
		15,891,774

Telecommunications—9.53%
5,264,000	Singapore Telecommunications Ltd.†	13,767,621

Transportation - Air—1.59%
208,340	Singapore Airlines Ltd.†	2,298,315

Transportation - Land—3.76%
4,181,000	SMRT Corp., Ltd.†	5,437,011

Transportation - Marine—6.48%
975,000	Cosco Corp. (Singapore) Ltd.	2,179,646
5,921,000	CWT Ltd.	3,330,779
2,628,000	Ezra Holdings Ltd.	3,839,860
		9,350,285

Total Common Stocks (Cost—$106,152,999)		125,220,008

TIME DEPOSITS—0.10%

Principal
Amount
(000)		Value

U.S. DOLLAR —0.10%
138	Bank of New York, 0.05%, due 8/1/08	137,860
Total Time Deposits (Cost—$137,860)

Total Investments—86.82% (Cost—$106,290,859)		125,357,868

Other assets less liabilities—13.18%		19,032,213

NET ASSETS
	(Applicable to 9,363,114 shares of capital stock outstanding; equivalent to $15.42 per share) –100.00%	$144,390,081

+  Deemed to be an affiliated issuer (see next page).

*  Non-income producing securities.

                For federal income tax purposes, the cost of securities owned at July 31, 2008 was $106,334,297 excluding short-term interest bearing investments.  At July 31, 2008, the net unrealized appreciation on investments, excluding short-term securities, of $18,885,711 was composed of gross appreciation of $26,755,810 for those investments having an excess of value over cost, and gross depreciation of $7,870,099 for those investments having an excess of cost over value.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	July 31,	July 31,	Dividend
Name of Affiliated Holding	2007	Cost	Cost	2008	2008	Income
Ascott Residence Trust	2,889,000	$—	$2,933,123	—	$—	$—
Capitaland Ltd.	1,325,000	4,020,381	950,789	1,453,000	6,050,628	—
Keppel Corp. Ltd.	1,100,000	3,964,920	96,362	1,451,000	11,300,161	462,673
Keppel Land Ltd.	380,000	—	394,707	—	—	—
Mapletree Logistics Trust	3,347,000	—	2,070,194	—	—	36,942
SIA Engineering Co. Ltd.	1,512,000	1,081,063	3,368,922	489,000	1,111,039	99,692
Sembcorp Industries Ltd.	1,250,000	—	1,800,347	—	—	74,467
Sembcorp Marine Ltd.	—	7,750,763	2,916,694	1,500,000	4,591,613	—
Singapore Airlines Ltd.	387,340	1,500,564	1,740,494	208,340	2,298,315	175,274
Singapore Petroleum Co. Ltd.	490,000	1,991,659	—	890,000	4,141,803	261,784
Singapore Post Ltd.	3,300,000	—	2,032,544	—	—	28,386
Singapore Technologies Engineering Ltd.	1,400,000	2,328,320	2,215,038	678,000	1,377,002	179,519
Singapore Telecommunications Ltd.	5,510,000	3,836,691	1,177,847	5,264,000	13,767,621	212,705
SMRT Corp.	—	6,587,227	992,558	4,181,000	5,437,011	186,333
StarHub Ltd.	916,940	1,339,758	2,199,431	—	—	89,028
Total					$50,075,193	$1,806,803

Item 2.   Controls and Procedures.

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: August 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 14, 2008
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi		Date: August 14, 2008
Masamichi Yokoi, Chairman